SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

	a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

b.	Financial statements in U.S. dollars:

A major part of the Group's operations is carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the U.S. dollar ("dollar" or "$") as the revenues and a substantial portion of the costs are incurred in dollars.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with ASC 830, "Foreign Currency Matters" ("ASC 830"). All transaction gains and losses of the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The functional currency of the remaining subsidiaries and associates in most instances is their relevant local currency. The financial statements of those companies are included in consolidation, based on translation into U.S. dollars. Assets and liabilities are translated at year-end exchange rates, while revenues and expenses are translated at monthly average exchange rates during the year in accordance with ASC 830. Differences resulting from translation are presented as a separate component, under accumulated other comprehensive income (loss) in equity.

c.	Principles of consolidation:

Beginning January 1, 2009, changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity ("APIC").

The consolidated financial statements include the accounts of the Company and its -owned and majority-owned subsidiaries, in which the Company has a controlling voting interest or entities which are considered variable interest entities for which the Company is considered the primary beneficiary as such terms are determined in ASC 810. Inter-company balances and transactions have been eliminated upon consolidation.

The Company applies the provisions of ASC 810 which provides a framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. See also Note 1h.

Upon consolidation, the primary beneficiary initially records all of the VIE's assets, liabilities and non-controlling interests at fair value and subsequently accounts for the VIE as if it were consolidated based on a majority voting interest.

The Company is considered to be the primary beneficiary of RBT since the Company holds the power to direct the activities which significantly impact the economic performance of these entity and has either an obligation to absorb losses or the right to receive benefits from them that could potentially be significant to their operations.

The Company adopted in 2011 the new FASB accounting standard on consolidation of variable interest entities. This new accounting standard eliminates the mandatory quantitative approach in determining control for evaluating whether a VIE needs to be consolidated in favor of qualitative analysis, and requires an ongoing reassessment of control over such entities. The adoption of this new accounting standard did not impact the Company's consolidated financial statements.

d.	Cash and cash equivalents:

Cash and cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less at the date acquired.

e.	Bank deposits:

Bank deposits with original maturities of more than three months but less than one year are presented as part of short-term investments. Deposits are presented at their cost including accrued interest. Interest on deposits is recorded as financial income. As of December 31, 2011 and 2010, the Company held short-term interest bearing deposits in the amount of $ 23,771 and $ 1,192, respectively, with a weighted average interest of 2.23% and 3.5%, respectively.

f.	Marketable securities:

The Company classifies all of its marketable securities as available-for-sale securities in accordance with ASC 320, "Investment in Debt and Equity Securities". Such marketable securities consist primarily of U.S. government treasury bonds, U.S. agencies and government guaranteed debts which are stated at fair value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected as "accumulated other comprehensive income (loss)" in equity. Realized gains and losses on marketable securities are included in earnings.

The Company applied FASB ASC 320-10 which requires the Other-Than-Temporary Impairment ("OTTI") for debt securities to be separated into (a) the amount representing the credit loss and (b) the amount related to all other factors. The Company typically invests in highly-rated securities, and its policy generally limits the amount of credit exposure to any one issuer. When evaluating the investments for OTTI, the Company reviews factors such as the length of time and extent to which fair value has been below cost basis, the financial condition of the issuer and any changes thereto, and the Company's intent to sell, or whether it is more likely than not that it will be required to sell, the investment before recovery of the investment's amortized cost basis.

The Company used a discounted cash flow analysis to determine the portion of the impairment that relates to the credit loss. To the extent that the net present value of the estimate of the present value of cash flows expected to be collected from the debt security discounted at the effective interest rate implicit in the security at the date of acquisition is less than the amortized cost basis of the security, the difference is considered credit loss and is recorded through earnings. Based on the above factors, the Company concluded that unrealized losses on its available-for-sale securities, for the year ended December 31, 2011, were not OTTI.

For the years ended December 31, 2010 and 2009, the Company recognized credit loss in earnings on certain investments in Auction Rate securities ("ARS")  in the total amount of $ 119 and $ 173, respectively.

g.	Derivatives and hedging activities:

The Company implemented the requirements of ASC No. 815, "Derivatives and Hedging" which requires companies to recognize all of their derivative instruments as either assets or liabilities in the balance sheet at fair value. The accounting for changes in fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. Due to the Company's global operations, it is exposed to foreign currency exchange rate fluctuations in the normal course of its business. The Company's policy allows it to offset the risks associated with the effects of certain foreign currency exposures through the purchase of foreign exchange forward or option contracts ("Hedging Contracts"). The policy, however, prohibits the Company from speculating on such Hedging Contracts for profit. To protect against the increase in value of forecasted foreign currency cash flow resulting from salaries paid in New Israeli Shekels ("NIS") during the year and for certain forecasted revenue transactions in currencies other than the U.S. dollar, the Company instituted a foreign currency cash flow hedging program. The Company hedges portions of the anticipated payroll of its Israeli employees denominated in NIS or revenues anticipated in currencies other than the U.S. dollar for a period of one to twelve months with Hedging Contracts. Accordingly, when the dollar strengthens against the NIS, the decline in present value of future foreign currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the dollar weakens, the increase in the present value of future foreign currency expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated and qualify as cash flow hedges in 2011, while in 2010 these Hedging Contracts did not qualify as cash flow hedges.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.  Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change. As of December 31, 2011 and 2010, the Company had outstanding forward contracts with a notional amount of $ 3,036 and $ 800, respectively, and outstanding option contracts with a notional amount of $ 3,870 and $ 1,550, respectively.

Other derivative instruments that are designated and qualified as fair value hedging instruments consist of forward contracts that the Company uses to hedge monetary assets denominated in NIS. As of December 31, 2011 and 2010, the notional principal amount of the Hedging Contracts to sell U.S. dollars held by the Company was $ 15,000 and $ 0, respectively.

h.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided for slow-moving items.

Cost is determined as follows:

Raw materials: using the first-in, first-out ("FIFO") method.

Work in process: on the basis of average costs, including materials, labor and other direct and indirect manufacturing costs.

Finished products: based on standard cost (which approximates actual cost on a first-in, first-out basis) which includes materials, labor and manufacturing overhead. Standard costs are monitored and updated as necessary, to reflect the changes in raw material costs and labor and overhead rates.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, forecasted sales or usage, product end of life dates, estimated current and future market values and new product introductions. Purchasing requirements and alternative usage are explored within these processes to mitigate inventory exposure. When recorded, the reserves are intended to reduce the carrying value of inventory to its net realizable value. Inventory of $ 31,169 and $ 22,720 as of December 31, 2011 and 2010, respectively, is stated net of inventory reserves of $ 4,742 and $ 4,827 in each year, respectively. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory reserves may be required.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates.

%

Computers, software, manufacturing and laboratory equipment	10 - 40 (mainly 33)
Office furniture, equipment	7 - 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

j.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the asset exceeds its fair value. During 2011, the Company recorded an impairment charge in respect of its intangibles asset in the amount of $ 123 (refer also to Note 7(2)). During 2010, the Company recorded an impairment charge in respect of Fluorinex's intangible assets in the amount of $ 1,319. During 2009, no impairment losses were identified.

k.	Investments in affiliated companies:

All investments in affiliates are stated at cost since the Company does not have the ability to exercise significant influence over their operating and financial policies. The Company followed ASC 323, "Investments - Equity and Joint Ventures", to determine whether it should apply the equity method of accounting to investments in other-than-common stock, with regard to certain investments in preferred shares, and determined that they are not in substance common stock.

The Company's investment in the affiliated companies is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable, in accordance with ASC 323-10. As of December 31, 2009, no impairment losses were identified. During 2011 and 2010, based on management's most recent analysis, the Company recognized an impairment loss of $ 9,387 and $ 850, respectively, relating to its investments (see also Note 7).

l.	Goodwill and intangible assets:

Goodwill and intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired.

The Company applies ASC 350, "Intangibles - Goodwill and Other". Under ASC 350, goodwill is not amortized but instead tested for impairment at least annually (or more frequently if impairment indicators arise). The Company determined June 30 as the date of the annual impairment test for each of its reporting units. The Company operates in two operating segments: the Professional Aesthetic Devices ("PAD") segment (which is comprised of two reporting units and the Emerging Business Units ("EBU") segment (which is comprised of five reporting units).

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment while the second phase (if necessary) measures impairment.

In the first phase of impairment testing, goodwill attributable to the reporting units is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company performs impairment test annually or more frequently if impairment indicators are present. Goodwill is allocated to the reporting units. Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. As of December 31, 2011, 2010 and 2009, no impairment charge was recorded.

m.	Revenue recognition:

Revenues are recognized in accordance with ASC 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the fee is fixed and determinable, collectability is reasonably assured and no further obligations exist. Provisions are made at the time of revenue recognition for any applicable warranty cost expected to be incurred. The Company does not grant a right of return for its products.

Other than pricing terms which may differ due to the different volumes of purchases between distributors and end-users, there are no material differences in the terms and arrangements involving direct and indirect customers.

All of the Company's products sold through agreements with distributors are non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company considers all the distributors as end-users.

Deferred revenue includes unearned amounts received in respect of service contracts and amounts received from customers but not yet recognized as revenues.

Revenue from the sale of service contracts are recognized on a straight-line basis over the contract period. Revenues from services administered by the Company that are not covered by a service contract are recognized as the services are provided.

In respect of sale of systems with installation, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation is not essential to the functionality of the Company's systems. Accordingly, installation is considered inconsequential and perfunctory relative to the system and therefore the Company recognizes revenue for the system and installation upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides for installation costs as appropriate.

In October 2009, the FASB issued authoritative guidance Accounting Standards Update ("ASU")  2009-13, "Multiple Deliverable Revenue Arrangements" ("ASU 2009-13"), which applies to arrangements with multiple deliverables. The guidance eliminates the residual method of revenue recognition, on non-software arrangements, and allows the use of management's best estimate of selling price ("BESP") for individual elements of an arrangement when vendor-specific objective evidence ("VSOE") or third-party evidence ("TPE") is unavailable.

When a sales arrangement contains multiple deliverables, such as sales of products that include services, the multiple deliverables are evaluated to determine the units of accounting, and the entire fee from the arrangement is allocated to each unit of accounting based on the relative selling price. Under this approach, the selling price of a unit of accounting is determined by using a selling price hierarchy which requires the use of VSOE of fair value if available, TPE if VSOE is not available, or BESP if neither VSOE nor TPE is available. Revenue is recognized when the revenue recognition criteria for each unit of accounting are met.

The Company adopted ASU 2009-13 effectively on a prospective basis for revenue arrangements entered after January 1, 2011. The impact of the adoption of this guidance was immaterial to fiscal year 2011.

Prior to the adoption of ASU 2009-13, the Company's accounting policy complied with the requirements set forth in ASC 605-25, relating to the separation of multiple deliverables into individual accounting units with determinable fair values.

Under this approach, the Company establishes the selling price of the undelivered item based on TPE when available. When TPE is not available, the Company establishes the selling price of the undelivered item using BESP, which is based on standalone sales transactions and other sources of data available from which to estimate the volume of services provided during the term of the arrangement.

In addition, when product arrangements are bundled with separately priced extended warranty that falls under the scope of ASC 605- 20-25-1 through 25-6, revenues are deferred and recognized ratably over the extended warranty period.

n.	Research and development costs:

Research and development costs are charged to the statement of operations as incurred.

o.	Share-based compensation:

  The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values in accordance with ASC 718, "Compensation-Stock Compensation". The Company estimates the fair value of employee stock options at the date of grant using a binomial valuation model and values restricted stock based on the market value of the underlying shares at the date of grant.

The Company recognizes compensation expenses for the value of its awards based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

p.	Basic and diluted net loss per share:

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net loss per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive effect of options, RSU's and SAR's considered to be outstanding during each year, in accordance with ASC 260, "Earnings Per Share".

q.	Fair value of financial instruments:

The carrying amounts of financial instruments, including cash and cash equivalents, short-term bank deposits, marketable securities, accounts receivable, short-term bank credit, accounts payable and accrued liabilities, approximate fair value because of their generally short maturities.

The Company applies ASC 820, "Fair Value and Disclosure" ("ASC 820"). Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, hedging contracts and contingent consideration (see Note 4). The Company recorded contingent consideration resulting from business combinations completed after January 1, 2009 at its fair value on the acquisition date. Each reporting period thereafter, the Company revalues these obligations and records increases or decreases in their fair value as an adjustment to contingent consideration expense within the consolidated statement of operations. Changes in the fair value of the contingent consideration can result from adjustments to the discount rates and periods and updates in the assumed achievement or timing of any revenue milestones. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

Assets measured at fair value on a nonrecurring basis in 2011 are an impaired intangible asset, and an impaired cost method investment. These fair value measurements represent Level 3 measurements as they are based on significant inputs not observable in the market.

r.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income tax.

s.	Employee benefit plan:

Certain of the Company's employees are eligible to participate in a defined contribution pension plan ("the Plan").  Participants in the Plan may elect to defer a portion of their pre-tax earnings into the Plan, which is run by an independent party.  The Company makes pension contributions at rates varying up to 10% of the participant's pensionable salary. Contributions to the Plan are recorded as an expense in the consolidated statements of operations.

Candela's U.S. operations maintain a retirement plan (the "Candela U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the Candela U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. Candela matches 100% of each participant's contributions up to a maximum of 6% of the participant's base pay.  Each participant may contribute up to 15% of base remuneration.  Contributions to the Candela U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2011 and 2010 were $ 297, $ 320, respectively.

Syneron's U.S. operations maintain a retirement plan (the "Syneron U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code.  Participants in the Syneron U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant's elective deferrals that do not exceed 3% of the participant's compensation, plus 50% of the portion of the participant's elective deferrals on the next 2% of compensation for the Plan year.  Each participant may contribute from 1% to 50% of compensation on a pretax basis up to the maximum permitted by the Internal Revenue Code.  Contributions to Syneron's U.S. Plan are recorded during the year contributed as an expense in the consolidated statements of operations.

Total contributions for the years ended December 31, 2011, 2010 and 2009 were $ 166, $ 201 and $ 119, respectively.

Severance pay:

The Company's liability for severance pay to its Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or portion thereof. The Company's liability for all of its Israeli employees is covered by monthly deposits for insurance policies and by an accrual. The value of these policies is recorded as an asset on the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies, and includes immaterial profits accumulated up to the balance sheet date.

The majority of the Company's agreements with its employees in Israel are in accordance with section 14 of the Israeli Severance Pay Law. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional legal obligation exists between the parties and no additional payments are made by the Company to the employee; therefore related assets and liabilities are not presented in the balance sheet.

Severance pay expenses for the years ended December 31, 2011, 2010 and 2009 amounted to approximately $ 755, $ 638 and $ 652, respectively.

t.	Shipping and handling costs:

Shipping and handling costs, which amounted to $ 4,408, $ 3,611 and $ 1,462 for the years ended December 31, 2011, 2010 and 2009, respectively, are included in sales and marketing expenses in the consolidated statements of operations. Shipping and handling costs include all costs associated with the distribution of finished products, consumables and spare parts from the Company's point of manufacturing directly to customers, distributors and international subsidiaries.

u.	Advertising expenses:

Advertising expenses are charged to the statements of operations, as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were $ 5,723, $ 2,727 and $ 2,421, respectively.

v.	Concentration of credit risk:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, derivative instruments, marketable securities, and trade receivables.

The majority of the Group's cash and cash equivalents and banks deposits are invested in dollar instruments of major banks in Israel and in the United States. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing and that, accordingly, low credit risk exists with respect to these investments.

The Company's marketable securities include investments in highly rated debentures of U.S. and Israeli, Corporations and governmental bonds. Based on the above and the fact that the portfolio is well diversified, management believes that low credit risk exists with respect to these marketable securities. As a result of the recent turmoil in capital markets, the Company has implemented additional measures with respect to its investment policy. Such measures include among others: reducing credit exposure to corporate sector securities and increasing the overall credit quality of the portfolio.

The Company and its subsidiaries have no material off-balance sheet concentration of financial instruments subject to credit risk such as foreign exchange contracts, option contracts or other hedging arrangements.

The Company's trade receivables are derived mainly from sales to large independent distributors and to end-users world-wide. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those specific amounts that the Company has determined to be doubtful of collection.

The following table provides details of the change in the Company's allowance for doubtful accounts as of December 31, 2011, 2010 and 2009:

	2011	2010	2009

Balance at the beginning of the year	$5,891	$7,561	$5,876
Charged to expenses, net of recoveries	(847)	2,783	3,336
Write- off	(2,473)	(3,923)	(1,974)
Exchange rate	64	(530)	323

Balance at the end of the year	$2,635	$5,891	$7,561

The Company is subject to risks common to companies in the aesthetic laser industry, including (i) the Company's ability to successfully complete preclinical and clinical development and obtain timely regulatory approval and adequate patent and other proprietary rights protection of its products and services, (ii) the content and timing of decisions made by the Food & Drug Administration and other agencies regarding the procedures for which the Company's products may be approved, (iii) the ability of the Company to manufacture adequate supplies of its products for development and commercialization activities, (iv) the accuracy of the Company's estimates of the size and characteristics of markets to be addressed by the Company's products and services, (v) market acceptance of the Company's products and services, and (vi) the accuracy of the Company's information concerning the products and resources of competitors and potential competitors.

In addition, part of the Group companies (mainly Syneron) outsources the manufacturing of their products to two subcontractors located in Israel. These subcontractors have limited manufacturing capacity that may be inadequate if customers place orders for unexpectedly large quantities of products. In addition, because the Company's subcontractors are located in Israel, they on occasion may feel the impact of potential economic or political instability in the region. If the operations of one or more of these subcontractors were halted or limited, even temporarily, or if they were unable or unwilling to fulfill large orders, the Company could experience business interruption, increased costs, damage to the Company's reputation and loss of customers. In addition, qualifying new subcontractors could take several months. Management believes that the above mentioned risk is mitigated by diversification of production where each product is manufactured by more than one subcontractor. In addition, most of the subcontractors are affiliated with international firms and, if needed, a temporary solution could be found by shifting manufacturing out of Israel.

Many of the components that comprise the Company's products are currently manufactured by a limited number of suppliers. Although most of the components are obtained from at least three separate suppliers, the Company does not have the ability to manufacture these components. A supply interruption or an increase in demand beyond current suppliers' capabilities could harm the Company's ability to manufacture its products until it identifies and qualifies a new source of supply, which could take several months.

Any interruption in the supply of components or materials, or the Company's inability to obtain substitute components or materials from alternate sources at acceptable prices in a timely manner, could impair the ability to meet the demands of the Company's customers, which would have an adverse effect on the Company's business.

x.	Warranty:

The Company generally provides a one-year to three-year standard warranty for its products, depending on the type of product and the country in which the Company does business. The Company records a provision for the estimated cost to repair or replace products under warranty at the time of sale. Factors that affect the Company's warranty reserve include the number of units sold, historical and anticipated rates of warranty repairs and the cost per repair.

The following table provides details of the change in the Company's product warranty accrual, which is a component of other accrued liabilities in the consolidated balance sheets for the years ended December 31, 2011 and 2010:

	2011	2010

Warranty provision at the beginning of the year	$6,854	$2,679
Warranty accounts related to the acquisition of Candela	-	3,980
Charged to costs and expenses relating to new sales	7,856	8,202
Costs of product warranty claims	(8,196)	(8,007)

Warranty provision at the end of the year	$6,514	$6,854

At December 31, 2011, the short-term and long-term accrued warranty provision amounted to $ 5,950 and $ 564, respectively. At December 31, 2010, the short-term and long-term warranty provision amounted to $ 5,780 and $ 1,074, respectively.

y.	Comprehensive income (loss):

The Company reports comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This Statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that items of other comprehensive income relate to unrealized gains and losses on available-for-sale marketable securities, hedging contracts and currency translation adjustments.

z.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction in equity.

aa.	Reclassifications:

Certain comparative figures have been reclassified to conform to the current year presentation.

The Company has reclassified shipping and handling expenses previously included in cost of revenues of $ 2,468 as selling and marketing expenses for the year ended December 31, 2010, resulting in a decrease in cost of revenues from $ 101,099 to $ 98,631 and an increase in selling and marketing expenses from $ 63,429 to $ 65,897.

ab.	Impact of recently issued accounting standards:

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). This newly issued accounting standard clarifies the application of certain existing fair value measurement guidance and expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This ASU is effective on a prospective basis for annual and interim reporting periods beginning on or after December 15, 2011. The Company is currently evaluating the possible impact of ASU 2011-04 on its consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Topic 220 - Presentation of Comprehensive Income  ("ASU 2011-05"), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. This guidance is effective for fiscal years and interim periods, beginning after December 15, 2011. The Company's adoption of ASU 2011-05 is not expected to have an impact on the Company's financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Topic 350 - Intangibles - Goodwill and Other ("ASU 2011-08"), which amends Topic 350 to allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity would not be required to calculate the fair value of a reporting unit unless the entity determines, based the qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This guidance is effective for annual and interim goodwill tests performed for years beginning after December 15, 2011. Early adoption is permitted. The Company is currently evaluating the possible impact of ASU 2011-08on its consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-11, Topic 2010 - Balance Sheet ("ASU 2011-11"), which contains new disclosure requirements regarding the nature of an entity's rights of set off and related arrangements associated with its financial instruments and derivative instruments. Under U.S. GAAP, certain derivative and repurchase agreement arrangements are granted exceptions from the general off-setting model. To facilitate comparison between financial statements prepared under U.S. GAAP and IFRS, the new disclosure requirement will provide financial statement users information regarding both gross and net exposures. This guidance is effective for annual and interim financial statements beginning on or after January 1, 2013. Retrospective application is required. The Company does not set off related arrangements associated with its financial instruments and derivative instruments. The Company is currently evaluating the possible impact of ASU 2011-11 on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-12, Topic 220 - Comprehensive Income ("ASU 2011-12"), which indefinitely deferred indefinitely certain provisions of ASU 2011-05, including the requirement to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive income is presented. This amendment is effective for both annual and interim financial statements beginning after December 15, 2011. The Company is currently evaluating the possible impact of ASU 2011-12 on its consolidated financial statements.